Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2016	Percentage of ownership as of December 31, 2015	Principal activities

Sinovac Biotech (Hong Kong) Ltd. (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Investment holding company

Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 21)	April 2001	People’s Republic of China (“PRC”)	73.09%	73.09%	Research and development, production and sales of vaccine products

Tangshan Yian Biological Engineering Co., Ltd. (“Tangshan Yian”)	February 1993	PRC	0%	100%	Research and development, production and sales of vaccine products

Sinovac Biological Technology Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products

Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (note 21)	January 2010	PRC	67.86%	55%	Research and development, production and sales of vaccine products

Sinovac Biomed Co., Ltd.	April 2015	PRC	100%	100%	Distribution of vaccine products